FINANCIAL ASSETS AND FINANCIAL LIABILITIES - Summary of Interest-bearing Loans and Borrowings (Details) ฿ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2025 AUD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 THB (฿)	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 THB (฿)
Disclosure of detailed information about borrowings [Line Items]
Bank loans	$ 4,344	$ 42,338	$ 5,000	฿ 166,010	$ 4,693	$ 28,970	$ 6,000	฿ 266,010
Trust receipt				฿ 948,934			$ 4,875	฿ 348,923
Australia dollars (AUD)
Disclosure of detailed information about borrowings [Line Items]
Bank loans		$ 2,904				$ 2,918
Australia dollars (AUD) | Bank loans
Disclosure of detailed information about borrowings [Line Items]
Interest rate	5.60%	5.60%	5.60%	5.60%	6.36%	6.36%	6.36%	6.36%
Singapore dollar (SGD)
Disclosure of detailed information about borrowings [Line Items]
Bank loans		$ 3,890				$ 4,416
Trust receipt		$ 0				$ 3,588
Singapore dollar (SGD) | Bank loans
Disclosure of detailed information about borrowings [Line Items]
Interest rate					4.83%	4.83%	4.83%	4.83%
Singapore dollar (SGD) | Bank loans | Top of range
Disclosure of detailed information about borrowings [Line Items]
Interest rate	3.06%	3.06%	3.06%	3.06%
Singapore dollar (SGD) | Trust receipt | Bottom of range
Disclosure of detailed information about borrowings [Line Items]
Interest rate					4.96%	4.96%	4.96%	4.96%
Singapore dollar (SGD) | Trust receipt | Top of range
Disclosure of detailed information about borrowings [Line Items]
Interest rate					5.36%	5.36%	5.36%	5.36%
Thai Baht (THB)
Disclosure of detailed information about borrowings [Line Items]
Bank loans		$ 5,292				$ 7,807
Trust receipt		$ 30,252				$ 10,241
Thai Baht (THB) | Bank loans
Disclosure of detailed information about borrowings [Line Items]
Interest rate	4.76%	4.76%	4.76%	4.76%	4.76%	4.76%	4.76%	4.76%
Thai Baht (THB) | Trust receipt | Bottom of range
Disclosure of detailed information about borrowings [Line Items]
Interest rate	1.75%	1.75%	1.75%	1.75%	2.93%	2.93%	2.93%	2.93%
Thai Baht (THB) | Trust receipt | Top of range
Disclosure of detailed information about borrowings [Line Items]
Interest rate	3.05%	3.05%	3.05%	3.05%	5.93%	5.93%	5.93%	5.93%